UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska, 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/10

Item 1.  Reports to Stockholders.

GRATIO VALUES FUND (GRVLX)

Semi-Annual Report

July 31, 2010

1-877-25-GRATIO

(1-877-254-7284)

www.gratiofunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

REVIEW CODE: 1340-NLD-9/17/2010

Dear Shareholder,

For the first six months of our fiscal year ending July 31, 2010, the Gratio Values Fund returned 5.25% versus 3.61% for our benchmark, the S&P 500 index*. Although we have outperformed our benchmark slightly, we think that such comparisons over short periods of time are immaterial. We believe our strategy is most effective and most rewarding to those who measure their investing horizons in years, not months.

Through May of this year, the fund’s strong performance was largely due to a rally in many of our large REIT positions. Most notable was the strong speculation that Simon Malls would make a successful offer for General Growth Properties. Such a deal was never reached, and General Growth quickly retreated in price. In our view, the board of General Growth prudently opted to pursue a recapitalization through other sources, and we think this strategy will produce much more lucrative returns for shareholders over only a slightly longer timeframe.

In addition to General Growth Properties, the fund owns a large position in Winthrop Realty Trust (FUR), a position we have talked about in past letters. We were heartened to learn that FUR has recently teamed up with Pershing Square Capital Management and is trying to recapitalize the failed Stuyvesant Town development in New York City. Stuyvesant Town’s leveraged buyout at the height of the real estate boom highlights the complete lack of prudence that infiltrated the markets over the last decade.  The original partnership defaulted on its financing and FUR and Pershing have moved in to try to gain control of the properties. We think people holding the reins at FUR and Pershing are first class investors in acumen and approach, and they seem to have a prudent plan that will benefit not only current residents of Stuyvesant Town, but also investors and the City of New York. We are excited to participate in the venture through our ownership in FUR.

During the month of May, markets retreated quickly as sovereign debt problems emerged in Europe and global markets reacted in lock-step. At the fund, we held a slightly larger than normal cash position, and that provided a buffer to the downward markets. It also gave us the ability to deploy cash to some companies that suffered an unwarranted drop.

Although we believe that both the global and domestic economy may take years to fully recover and that the threat of inflation down the line is real, we are bottoms-up stocker pickers, and we continue to find many great opportunities in both small cap and large cap stocks. The kinds of companies we are interested in owning in today’s environment are companies that have no need to access the capital markets, that continue to grow, and that continue to retire debt and, in many cases, even outstanding shares. As always, it is our belief that when markets do finally correctly price the value of such companies, these investments will provide handsome returns. We know many investors are shy about returning to the equity markets, but we could not be more excited. In the meantime, as we seek to identify and buy companies that fit our criteria well, we will continue to hold as much cash as we believe is prudent.

Although the remainder of this year and possibly the next 12 months may be tumultuous, we think we own a collection of great businesses at cheap to reasonable valuations.

We thank you for your continued trust, and look forward to communicating with you at the turn of the year.

--------------

*The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

© Gratio Capital, 2010

Gratio Values Fund
PORTFOLIO REVIEW
July 31, 2010 (Unaudited)

The Fund's performance figures* for the six months ending July 31, 2010, compared to its benchmarks:

	Six Months	One Year	Since Inception**
Gratio Values Fund	5.25%	14.71%	7.20%
S&P 500 Total Return Index ***	3.61%	13.92%	-6.52%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-254-7284.

** Inception date is February 25, 2008

*** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies.  The Index is widely used by professional investors as a performance benchmark for Large-Cap stocks.  You cannot invest directly in an index.

Top Holdings By Industry		% of Net Assets
REITs		15.4%
Oil & Gas		10.0%
Healthcare-Services		9.1%
Software		7.6%
Telecommunications		7.2%
Banks		5.5%
Commercial Services		5.5%
Retail		4.4%
Investment Companies		3.8%
Insurance		3.5%
Other, Cash & Cash Equivalents		28.0%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

	Gratio Values Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 89.5%
	BANKS - 5.5%
6,000	Citigroup, Inc. *	$ 24,600

	COMMERCIAL SERVICES - 5.5%
200	Corporate Executive Board Co.	5,634
400	H&R Block, Inc.	6,272
500	Net 1 UEPS Technologies, Inc. *	7,275
200	Weight Watchers International, Inc.	5,478
		24,659
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
900	Cowen Group, Inc. *	3,744

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
300	Graham Corp.	4,839

	ENGINEERING & CONSTRUCTION - 1.0%
230	Tutor Perini Corp. *	4,434

	HEALTHCARE-PRODUCTS - 1.4%
500	Quidel Corp. *	6,200

	HEALTHCARE-SERVICES - 9.1%
2,270	Birner Dental Management Services, Inc.	40,633

	HOLDING COMPANIES-DIVERSIFIED - 3.1%
3,200	Resource America, Inc.	13,920

	INSURANCE - 3.5%
200	Berkshire Hathaway, Inc. *	15,624

	INTERNET - 2.5%
1,000	Earthlink, Inc.	8,830
93	j2 Global Communications, Inc. *	2,188
		11,018
	INVESTMENT COMPANIES - 3.8%
1,569	Fifth Street Finance Corp.	17,039

	LEISURE TIME - 3.1%
1,000	Ambassadors Group, Inc.	11,340
200	Interval Leisure Group, Inc. *	2,782
		14,122
	MEDIA - 1.4%
1,800	Cambium Learning Group, Inc. *	6,228

	MISCELLANEOUS MANUFACTURING - 0.6%
183	John Bean Technologies Corp.	2,875

See accompanying notes to financial statements.

	Gratio Values Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2010 (Unaudited) (Continued)
Shares		Value

	OIL & GAS - 10.0%
800	BP PLC - ADR	$ 30,776
1,700	Harvest Natural Resources, Inc. *	14,110
		44,886
	PHARMACEUTICALS - 2.5%
740	Pfizer, Inc.	11,100

	REITS - 15.4%
2,735	General Growth Properties, Inc.	38,071
2,501	Winthrop Realty Trust	30,813
		68,884
	RETAIL - 4.4%
414	Aeropostale, Inc. *	11,770
652	American Eagle Outfitters, Inc.	8,026
		19,796
	SOFTWARE - 7.6%
736	DivX, Inc. *	5,601
2,586	Versant Corp. *	28,524
		34,125
	TELECOMMUNICATIONS - 7.2%
1,650	BigBand Networks, Inc. *	5,148
100	InterDigital, Inc. *	2,729
400	NeuStar, Inc. - Cl. A *	9,292
1,400	Neutral Tandem, Inc. *	14,980
		32,149

	TOTAL COMMON STOCK ( Cost - $383,435)	400,875

	SHORT-TERM INVESTMENTS - 13.0%
19,457	Dreyfus Institutional Reserve Money Fund, 0.00% **	19,457
19,457	Dreyfus Treasury Prime Cash Management, 0.00% **	19,457
19,457	Milestone Treasury Obligations Portfolio, 0.01% **	19,457
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $58,371)	58,371

	TOTAL INVESTMENTS - 102.5% ( Cost - $441,806)	$ 459,246
	OTHER LIABILITIES LESS ASSETS - (2.5) %	(11,387)
	NET ASSETS - 100.0%	$ 447,859

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 42,854
	Unrealized depreciation:	(25,414)
	Net unrealized appreciation:	$ 17,440

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2010.
ADR - American Depositary Receipt

See accompanying notes to financial statements.

Gratio Values Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2010 (Unaudited)

ASSETS
Investment securities:
At cost	$ 441,806
At value	$ 459,246
Due from advisor	11,840
Receivable for securities sold	5,656
Prepaid expenses and other assets	2,306
TOTAL ASSETS	479,048

LIABILITIES
Payable for investments purchased	18,324
Fees payable to other affiliates	5,741
Distribution (12b-1) fees payable	88
Accrued expenses and other liabilities	7,036
TOTAL LIABILITIES	31,189
NET ASSETS	$ 447,859

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 412,479
Accumulated net investment income	678
Accumulated net realized gain from security transactions	17,262
Net unrealized appreciation of investments	17,440
NET ASSETS	$ 447,859

Shares of beneficial interest outstanding	39,880

Net asset value, offering price and redemption price per share	$ 11.23

See accompanying notes to financial statements.

Gratio Values Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$ 3,247
Interest	3
TOTAL INVESTMENT INCOME	3,250

EXPENSES
Administrative services fees	19,429
Accounting services fees	11,783
Transfer agent fees	10,432
Audit fees	7,559
Compliance officer fees	6,831
Legal fees	3,061
Trustees' fees and expenses	2,955
Investment advisory fees	2,255
Registration fees	1,945
Printing and postage expenses	1,156
Custodian fees	1,044
Distribution (12b-1) fees	490
Insurance expense	5
Other expenses	739
TOTAL EXPENSES	69,684
Fees waived / expenses reimbursed by the Advisor	(67,025)
NET EXPENSES	2,659

NET INVESTMENT INCOME	591

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	15,058
Net change in unrealized depreciation on investments	(1,831)
NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS	13,227

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 13,818

See accompanying notes to financial statements.

Gratio Values Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	July 31, 2010	January 31,
	(Unaudited)	2010
FROM OPERATIONS
Net investment income	$ 591	$ 1,333
Net realized gain (loss) from security transactions	15,058	12,815
Net change in unrealized appreciation (depreciation) on investments	(1,831)	29,158
Net increase in net assets resulting from operations	13,818	43,306

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(1,824)
From net realized gains	-	(10,218)
Net decrease in net assets from distributions to shareholders	-	(12,042)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	210,596	255,560
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	11,888
Payments for shares redeemed	(13,521)	(100,045)
Net increase in net assets from shares of beneficial interest	197,075	167,403

TOTAL INCREASE IN NET ASSETS	210,893	198,667

NET ASSETS
Beginning of Year	236,966	38,299
End of Period*	$ 447,859	$ 236,966
* Includes accumulated net investment income of:	$ 678	$ 87

SHARE ACTIVITY
Shares Sold	18,881	25,314
Shares Reinvested	-	1,096
Shares Redeemed	(1,222)	(9,153)
Net increase in shares of beneficial interest outstanding	17,659	17,257

See accompanying notes to financial statements.

Gratio Values Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	July 31, 2010		January 31,	January 31,
	(Unaudited)		2010	2009 (1)
Net asset value,
beginning of year	$ 10.66		$ 7.71	$ 10.00

Income (loss) from investment operations:
Net investment income (2)	0.02		0.09	0.14
Net realized and unrealized
gain (loss) on investments	0.55		3.45	(2.43)
Total from investment operations	0.57		3.54	(2.29)

Less distributions from:
Net investment income	-		(0.09)	-
Net realized gains	-		(0.50)	-
Total from distributions	-		(0.59)	-

Net asset value, end of period	$ 11.23		$ 10.66	$ 7.71

Total return (3)	5.25%	(4)	45.89%	(22.90%)	(4)

Net assets, end of year (000s)	$ 448		$ 237	$ 38

Ratio of gross expenses to average
net assets	35.36%	(5)	84.91%	456.60%	(5)
Ratio of net expenses to average
net assets	1.35%	(5)	1.35%	1.35%	(5)
Ratio of net investment income
to average net assets	.30%	(5)	.84%	1.70%	(5)

Portfolio Turnover Rate	34%	(4)	122%	80%	(4)

(1) The Gratio Values Fund commenced operations on February 25, 2008.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Assume reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5) Annualized

See accompanying notes to financial statements.

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2010 (Unaudited)

1.

ORGANIZATION

The Gratio Values Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks to provide long-term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2010 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 400,875	-	-	$ 400,875
Short Term Investments	58,371	-	-	58,371
Total	$ 459,246	-	-	$ 459,246

                                    The Fund did not hold any Level 3 securities during the period.

                                    *Refer to the Portfolio of Investments for industry classifications.

New Accounting Pronouncement – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITS”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2010 (Unaudited) (Continued)

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. The Fund records dividends and distributions to its shareholders on ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.  See Note 5 for reclassifications made in the current year.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax year of 2009, 2010 and during the six months ended July 31, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2010 (Unaudited) (Continued)

3.  INVESTMENT TRANSACTIONS

For the six months ended July 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $289,127 and $114,894, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Sherwood Advisors, LLC (D.B.A. Gratio Capital) serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.  For the six months ended July 31, 2010, the Fund incurred $2,255 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2010, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.35% per annum of the Fund’s average daily net assets.  For the six months ended July 31, 2010, the Advisor waived fees or reimbursed expenses totaling $67,025.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.35% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.35% of average daily net assets. If Fund Operating Expenses subsequently exceed 1.35% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The following table shows the remaining waivers subject to recapture by the Advisor:

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2010 (Unaudited) (Continued)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  For the six months ended July 31, 2010, the Fund paid $490 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000, billed monthly, plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.  The fees are billed monthly as follows:

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2010 (Unaudited) (Continued)

The greater of the annual minimum or per account charges. The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.  GFS’s fees collected for the six months ended July 31, 2010, were $165. The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2010, the Fund incurred expenses of $6,831 for compliance services pursuant to the Trust’s Agreement with NLCS. Such fees are included in the line item marked “Compliance officer fees” on the Statement of operations in the shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee. For the six months ended July 31, 2010, GemCom collected amounts totaling $3,265 for EDGAR and printing services performed. Such fees are included in the line item marked “Printing and postage expenses” on the Statement of operations in the shareholder report.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods were as follows:

As of January 31, 2010, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and return of capital adjustments.  The difference between book basis and tax basis undistributed net investment income is attributable to the tax treatment of net short-term capital gains and return of capital adjustments.

Permanent book and tax differences, attributable to ordinary income distributions and return of capital adjustments from sales, resulted in reclassification for the year ended January 31, 2010 as follows: a decrease in accumulated net investment income of $16 and an increase in accumulated net realized gain from investments of $16.

6. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Gratio Values Fund

EXPENSE EXAMPLES

July 31, 2010 (Unaudited)

As a shareholder of the Gratio Values Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Gratio Values Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 through July 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Gratio Values Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Expenses Paid During Period 2/1/10 – 7/31/10*
Actual	$1,000.00	$1,052.50	$6.87
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio 1.35%, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us. The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-254-7284 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-254-7284.

INVESTMENT ADVISOR

Gratio Capital, Inc.

1233 Howard Street, Suite 2-F

San Francisco, CA 94103

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/10